Note 5 - Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Numerator
Net loss available in basic and diluted calculation	$(2,506,869)	$(992,095)	$(6,640,301)	$(4,877,542)
Comprehensive loss	(2,506,869)	(992,095)	(6,640,301)	(4,877,542)
Denominator:
Weighted average common shares outstanding-basic	13,252,605	6,232,761	12,178,285	6,283,567

Effect of diluted stock options, warrants and preferred stock (1)	-	-	-	-

Weighted average common shares outstanding-basic	13,252,605	6,262,761	12,178,285	6,283,567

Loss per common share-basic and diluted	$(0.19)	$(0.16)	$(0.55)	$(0.78)

	Year Ended December 31,
	2017	2016
Numerator:
Net loss available in basic and diluted calculation	$(7,746,593)	$(6,526,014)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	-	1,501
Comprehensive (loss)	(7,746,593)	(6,524,513)
Denominator:
Weighted average common shares outstanding-basic	6,362,989	2,823,345

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-basic	6,362,989	2,823,345

Loss per common share-basic and diluted	$(1.22)	$(2.31)